INVESTMENTS - Investment funds (Operating data) (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INVESTMENTS
Carrying value under equity investments	¥ 35,800		¥ 31,717
Operating data:
Revenue	53,294	$ 7,302	44,510	¥ 20,039
Gross profit	43,304	5,934	36,389	15,526
Net income/(loss)	17,227	2,360	10,002	1,367
Equity in (loss)/income of affiliates	2,828	$ 387	1,072	(586)
Total cash paid for equity method investments	53		543	502
Equity investments
Operating data:
Revenue	41,540		30,885	23,159
Gross profit	22,297		17,698	10,911
Income/(loss) from operations	4,149		2,557	(1,377)
Net income/(loss)	5,575		888	(3,129)
Net (loss)/income attributable to equity method investments	3,329		983	(788)
Equity dilution impact	51		89	202
Impairment, net of tax	(552)
Equity in (loss)/income of affiliates	2,828		1,072	¥ (586)
Investment funds
INVESTMENTS
Carrying value under equity investments	5,300		3,600
Other equity investments
INVESTMENTS
Carrying value under equity investments	2,700		2,600
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INVESTMENTS
Carrying value under equity investments	¥ 7,100		¥ 6,200